CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Cash and cash equivalents	$ 3,717	$ 5,163
Restricted cash	782	978
Trade receivables, net	818	1,054
Financing receivables, net	18,867	21,472
Inventories, net	6,866	7,008
Property, plant and equipment, net	6,447	6,865
Investments in unconsolidated subsidiaries and affiliates	543	605
Equipment under operating leases	1,744	1,518
Goodwill	2,452	2,484
Other intangible assets, net	797	850
Deferred tax assets	1,811	1,747
Derivative assets	334	205
Other assets	1,748	1,964
TOTAL ASSETS	46,926	51,913
Debt	26,123	29,594
Trade payables	5,407	5,982
Deferred tax liabilities	774	452
Pension, postretirement and other postemployment benefits	2,470	2,614
Derivative liabilities	87	235
Other liabilities	7,595	8,059
Total liabilities	42,456	46,936
Redeemable noncontrolling interest	19	16
Common shares, € 0.01, par value; issued 1,361,323,524 common shares and 413,279,206 special voting shares at 09/30/2015; and issued 1,355,319,640 common shares and 415,399,503 special voting shares at 12/31/2014	25	25
Additional paid in capital	4,381	4,342
Retained earnings	2,015	2,291
Accumulated other comprehensive loss	(2,009)	(1,736)
Noncontrolling interests	39	39
Equity:	4,451	4,961
TOTAL EQUITY AND LIABILITIES	$ 46,926	$ 51,913